LEASES (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Rental Commitments on Operating Leases

Future minimum rental commitments on operating leases having a remaining noncancelable lease term in excess of one year are presented below:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥321	$3,895
2014	297	3,604
2015	245	2,973
2016	218	2,645
2017	209	2,536
Thereafter	404	4,903

Total	¥1,694	$20,556